Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Property, plant and equipment

6.Property, plant and equipment

	IT, office and lab	Right-of-use assets	Right-of-use assets	Leasehold	Lease
(in thousands of $)	equipment	Buildings	Vehicles	improvements	equipment (1)	Total
Cost

On January 1, 2019	$3,105	—	—	—	290	$3,395
Adoption of IFRS 16	—	2,677	517	—	—	3,194
Additions	856	5,097	588	905	32	7,478
Translation differences	(55)	(33)	(7)	3	(5)	(97)
On December 31, 2019	3,906	7,741	1,098	908	317	13,970
Additions	733	3,335	1,074	432	—	5,574
Disposals	(110)	—	—	—	—	(110)
Translation differences	360	645	101	84	29	1,219
On December 31, 2020	4,889	11,721	2,273	1,424	346	20,653
Additions	3,163	4,923	802	543	—	9,430
Disposals	(217)	—	—	—	—	(217)
Currency translation adjustment	104	(182)	—	14	—	(64)
On December 31, 2021	$7,938	$16,462	$3,075	$1,981	$346	$29,802

Depreciation and impairment

On January 1, 2019	$(2,439)	$—	$—	$—	$(13)	$(2,452)
Depreciation	(515)	(1,472)	(261)	(103)	(31)	(2,382)
Translation differences	45	(5)	(1)	—	—	39
On December 31, 2019	(2,909)	(1,477)	(262)	(103)	(44)	(4,795)
Depreciation	(535)	(2,262)	(441)	(401)	(32)	(3,671)
Disposals	103	—	—	—	—	103
Translation differences	(301)	(305)	(57)	(39)	(6)	(708)
On December 31, 2020	(3,642)	(4,044)	(760)	(543)	(82)	(9,071)
Depreciation	(1,118)	(2,714)	(651)	(539)	(34)	(5,055)
Disposals	158	—	—	—	—	158
Currency translation adjustment	37	(15)	—	(11)	—	10
On December 31, 2021	$(4,565)	$(6,774)	$(1,411)	$(1,093)	$(116)	$(13,958)

Carrying Amount

On December 31, 2019	$997	$6,264	$836	$805	$273	9,175
On December 31, 2020	1,247	7,677	1,513	881	264	11,582
On December 31, 2021	$3,373	$9,688	$1,664	$888	$230	$15,844

(1) The Company has elected not to reassess whether a contract is, or contains, a lease at the date of initial application. Instead, for contracts entered into before the transition date, the Company relied on its assessment made applying IAS 17 and IFRIC 4 Determining whether an Arrangement contains a Lease.

There are no commitments to acquire property, plant and equipment. Furthermore, no items of property, plant and equipment are pledged. See note 22 for information for leases where the Company is a lessee.